LONG-TERM DEBT AND OTHER DEBTS - Schedule of Borrowings (Details)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 114,893,459	$ 110,673,348
Current portion of long-term debt and other debts	22,346	24,713
Long-term debt and other debts	114,871,113	110,648,635
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2024 (Note 6.1)
Disclosure of detailed information about borrowings [line items]
Borrowings	69,778,688	71,916,716
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 6.2)
Disclosure of detailed information about borrowings [line items]
Borrowings	16,661,693	10,381,986		$ 50,000,000
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 6.3)
Disclosure of detailed information about borrowings [line items]
Borrowings	6,256,317	6,189,814	$ 49,950,000
Loans on research and development tax credits and subsidies receivable (Note 6.4)
Disclosure of detailed information about borrowings [line items]
Borrowings	22,168,034	22,150,030
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 6.5)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 28,727	$ 34,802